Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping
The following table presents information about the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2016 and 2015, aggregated by the level in the fair value hierarchy within which those instruments fall:

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
December 31, 2016
Interest rate swap	$—	$(251)	$—	$(251)
December 31, 2015
Interest rate swap	$—	$(415)	$—	$(415)

Fair Value, Liabilities Measured on Recurring Basis
The fair values of the Company's remaining financial instruments that are not reported at fair value on the accompanying consolidated balance sheets are reported in the following table:

		Carrying Amount at	Fair Value at	Carrying Amount at	Fair Value at
(In thousands)	Level	December 31, 2016	December 31, 2016	December 31, 2015	December 31, 2015
Gross mortgage notes payable and mortgage premiums, net	3	$131,609	$132,143	$133,709	$134,707
Credit Facility	3	$304,000	$304,000	$304,000	$304,000